Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Net carrying amount, beginning balance	$ 519
Net carrying amount, ending balance	2,852	$ 519
Software
Disclosure Of Intangible Assets [Line Items]
Net carrying amount, beginning balance	519	49
Additions	2,583	534
Amortisation provided during the year	(192)	(63)
Exchange realignment	(58)	(1)
Net carrying amount, ending balance	2,852	519
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net carrying amount, beginning balance	598	67
Net carrying amount, ending balance	3,186	598
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net carrying amount, beginning balance	(79)	(18)
Net carrying amount, ending balance	$ (334)	$ (79)